Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (328,000)	$ (1,754,000)	$ (3,546,000)	$ (4,984,000)
Changes in current assets and liabilities:
Net cash provided by operating activities	(159,000)	(872,000)	(1,451,000)	(3,345,000)
Net change in cash	(21,000)	(408,000)	(378,000)	(4,614,000)
Iris Parent Holding Corp
Cash Flows from Operating Activities:
Net loss	(255)	(247)	(405)	(378)
Changes in current assets and liabilities:
Accrued expenses	255	247	405	378
Net cash provided by operating activities	0	0	0	0
Net change in cash	0	0	0	0
Cash - beginning of the period	0	0	0	0
Cash - end of the period	$ 0	$ 0	$ 0	$ 0